Company Financial Information - Parent only financial information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of information about consolidated structured entities [line items]
Profit/(loss) for the period	$ 237	€ 224	$ (210)	€ (177)	$ 111
Equity	455		286		$ 48	€ 427	€ 253	$ 12
Parent
Disclosure of information about consolidated structured entities [line items]
Profit/(loss) for the period	218	206	(176)	(148)
Equity	3,521		3,541			3,301	3,126
Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Profit/(loss) for the period	19	€ 18	(34)	€ (29)
Equity	$ (3,066)		$ (3,255)			€ (2,874)	€ (2,873)